Share-based Compensation - Additional information (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) Plan shares	Mar. 31, 2023 USD ($) shares	Dec. 31, 2021 shares	Dec. 31, 2023 USD ($) shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share-based employee compensation plans | Plan	2
Liability Increased | $	$ 94
Liability for share-based compensation - current | $	5,903			$ 5,809
Share-based compensation | $	9,359	$ 7,216
Share-based compensation, unrecognized | $	$ 36,814
Common Stock, Shares Authorized	1,600,000,000			1,600,000,000
Preferred stock, shares authorized	233,333,333
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant	0	0
2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized			10,580,754
Conversion of liability award to equity | $	$ 6,276
2021 Plan | Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average period compensation is expected	3 years
Contractual Life	10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant	166,666
Shares Exercisable	55,554
Twenty Eighteen And Twenty Twenty One Plan Member
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation | $	$ 9,359	$ 7,216
Minimum | 2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Internal performance targets			0.00%
Award Vesting Period			1 year
Maximum | 2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Internal performance targets			200.00%
Award Vesting Period			3 years
Maximum | Employee Share Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Shares Authorized	2,083,333